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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0675 Expires: October 31, 2021 Estimated average burden hours per response . . 19.307

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

THE FEDERAL DEPOSIT INSURANCE CORPORATION, IN ITS CAPACITY AS RECEIVER FOR VARIOUS FAILED DEPOSITORY INSTITUTIONS
(Securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
April 1, 2021 to June 30, 2021

	Date of Report (Date of earliest event reported)	May 25, 2021

	Commission File Number of securitizer:	025-00760

	Central Index Key Number of securitizer:	0001009180

Mark Libera (703) 562-2337

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[_] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

____________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

____________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Please see attached tables for the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) for the Reporting Period.(1)

__________

(1) Federal Deposit Insurance Corporation, solely in its capacity as receiver for the various failed depository institutions listed in the previously filed Exhibit and not in its corporate capacity, is filing this Form ABS-15G in its capacity as sponsor of the following transaction, which is covered by this report: FDIC 2013-R2 Trust was terminated on May 25, 2021. The 2011-N1 Trust was terminated on October 25, 2013. The 2013 N1 Trust was terminated on August 30, 2017. The 2011-C1 and 2012-C1 Trusts were terminated on May 25, 2018. The 2010-R1 and 2011-R1 Trusts were terminated on May 26, 2020. The FDIC 2013-R1 Trust was terminated on November 25, 2020. The information in this Form ABS-15G has not been verified by any third party or by the various failed depository institutions that originated the loans that were the subject of repurchase demands.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

The last trust (FDIC 2013-R2 Trust) was terminated on May 25, 2021.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FEDERAL DEPOSIT INSURANCE CORPORATION, IN ITS CAPACITY AS RECEIVER FOR VARIOUS FAILED DEPOSITORY INSTITUTIONS (Securitizer)

Dated: May 26, 2021

By:	/s/ Kevin Miller	*(Signature)
Name: Kevin Miller
Title: Manager, Capital Markets and Resolutions

*Print name and title of the signing officer under his signature.